FINANCIAL RISK FACTORS - Contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Less than 1 year
Contractual undiscounted cash flows
Loans	$ 14,320	$ 11,605
Lease liabilities		5
Between 1 and 2 years
Contractual undiscounted cash flows
Loans	9,830	13,643
Lease liabilities		5
Between 2 and 5 years
Contractual undiscounted cash flows
Loans	197	12,273
Lease liabilities		15
Issued debt - bonds	$ 38,170	37,810
Over 5 years
Contractual undiscounted cash flows
Lease liabilities		$ 511